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Prospectus Supplement*
December 10, 1996
IDS Life of New York Employee Benefit Annuity
S-6177 K (4/96)

On page 7, the "Certificate charges" section is revised as follows:

Certificate charges:     Your certificate is subject to an
                         annual administrative charge of $30,
                         a 1% mortality and expense risk fee
                         and a surrender charge. (p.26)








































*Valid until next prospectus update.